Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2020 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Freedom 2020 Fund - Class A
Bar Chart Table:
Annual Return 2014	4.85%
Annual Return 2015	(0.91%)
Annual Return 2016	6.93%
Annual Return 2017	14.97%
Annual Return 2018	(5.05%)
Annual Return 2019	18.40%
Annual Return 2020	13.04%
Annual Return 2021	8.33%
Annual Return 2022	(16.30%)
Annual Return 2023	12.09%